Note 3 - Inventories (Tables)	12 Months Ended
Oct. 31, 2021
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	October 31,
	2021	2020
Finished goods	$4,211,098	$4,663,978
Work in process	4,023,693	4,165,289
Raw materials	7,763,325	8,010,794
Production supplies	305,692	259,706
Total	$16,303,808	$17,099,767